Subsequent events	12 Months Ended
Dec. 31, 2022
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent events [Text Block]

20 Subsequent events

i) Subsequent to year end, 238,500 options were exercised for gross proceeds of $379,500.

ii) Subsequent to year end, 75,000 options were issued to a consultant exercisable at $1.50 for 3 years. In addition 150,000 options we issued to a consultant exercisable at $1.10 for 3 years.